Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 20,147,678	$ 17,328,202
Credits carryforwards	3,312,684	3,098,155
Accruals and reserves		6,945
Lease liability, net	486	4,230
Property and equipment	554,159	2,165,161
Share-based compensation	40,751	130,075
Total net deferred tax assets	24,055,758	22,732,768
Less: valuation allowance	(24,055,758)	(22,732,768)
Net deferred tax asset